Non-controlling interest (Restated) - Narrative (Details)							1 Months Ended					12 Months Ended
	Dec. 05, 2016 USD ($)	Dec. 31, 2015	Jun. 30, 2015 USD ($)	Dec. 30, 2014 USD ($)	Jan. 02, 2014 USD ($)	Oct. 24, 2012 USD ($) $ / shares shares	Dec. 31, 2015	Dec. 31, 2014 USD ($)	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Oct. 31, 2013 shares	Dec. 31, 2016 USD ($) business_acquisition	Dec. 31, 2015 USD ($) business_acquisition	Dec. 31, 2014 USD ($) business_acquisition	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) company	Jul. 02, 2013 USD ($)	Mar. 26, 2013	Mar. 25, 2013 USD ($)
Noncontrolling Interest [Line Items]
Noncontrolling interest, increase from subsidiary equity issuance														$ 4,000,000
Number of Ship Finance companies acquired | business_acquisition												0	0	0
Dividend declared to non controlling interest in VIE														$ 1,466,000,000
Total acquisition price			$ 4,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest														13,000,000
Deconsolidation of Seadrill Partners													$ (4,000,000)	(115,000,000)
Notional amount of investments acquired												$ 6,000,000	0	0
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Deconsolidation of Seadrill Partners					$ (115,000,000)
Notional amount of investments acquired	$ 6,600,000
Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Ownership interest (as percent)	51.00%
Non-controlling interest
Noncontrolling Interest [Line Items]
Noncontrolling interest, increase from subsidiary equity issuance														4,000,000
Dividend declared to non controlling interest in VIE												$ 113,000,000		51,000,000	$ 223,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest														7,000,000
Deconsolidation of Seadrill Partners													$ (4,000,000)	$ (115,000,000)
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)																			66.18%
Fair value of establishment of non-controlling interest																			$ 100,000,000
SFL West Polaris Limited
Noncontrolling Interest [Line Items]
Total acquisition price				$ 111,000,000				$ 111,000,000
Deemed contribution to Seadrill shareholders from non-controlling interest				$ 7,000,000
North Atlantic Drilling
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)												70.36%
Reverse stock split conversion ratio		0.10					0.10
North Atlantic Drilling | IPO
Noncontrolling Interest [Line Items]
New shares issued by equity method investment (in shares) | shares									13,513,514
Sale of stock (in dollars per share) | $ / shares									$ 9.25
Noncontrolling interest, increase from subsidiary equity issuance									$ 52,000,000
Asia Offshore Drilling Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)												66.24%						66.21%
Sevan Drilling ASA
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)												50.11%
Ownership interest (as percent)																	50.10%
Fair value of non-controlling interest																	$ 197,000,000
Ship Finance International Ltd VIEs
Noncontrolling Interest [Line Items]
Number of Ship Finance companies acquired | company																1
Acquisition of remaining equity shares of former VIE																$ 47,000,000
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage (as percent)		62.35%				75.67%	62.35%				77.47%		62.35%
Common units representing liability entity's interests (in shares) | shares						10,062,500
Common unit price representing liability entity's interests (in USD per share) | $ / shares						$ 22.00
Gross proceeds from completion of IPO						$ 221,000,000
Consideration received from shares issued						$ 203,000,000
Common units issued in connection with an over allotment option (in shares) | shares						1,312,500
Common units owned upon completion of IPO (in shares) | shares						14,752,525
Subordinated units owned upon completion of IPO (in shares) | shares						16,543,350
Seadrill Partners LLC | Stock Issued to Reporting Entity
Noncontrolling Interest [Line Items]
New shares issued by equity method investment (in shares) | shares										3,394,916	3,310,622
Seadrill Partners LLC | Stock Issued to Public
Noncontrolling Interest [Line Items]
New shares issued by equity method investment (in shares) | shares										12,880,000
Noncontrolling interest, increase from subsidiary equity issuance												$ 239,000,000
Seadrill UK Ltd | Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Ownership interest (as percent)	49.00%
Interest acquired (as percent)	10.00%
Notional amount of investments acquired	$ 6,600,000
HHL | Seadrill Mobile Units (Nigeria) Ltd
Noncontrolling Interest [Line Items]
Notional amount of investments acquired	$ 6,600,000